Loans and advances to banks	12 Months Ended
Dec. 31, 2019
Disclosure Of Loans And Advances To Banks [Abstract]
Loans and advances to banks
3 Loans and advances to banks

Loans and advances to banks
	Netherlands		International		Total
	2019	2018	2019	2018	2019	2018
Loans	13,641	7,967	21,499	22,460	35,140	30,428
Cash advances, overdrafts and other balances	0	1	4	3	5	3
	13,641	7,968	21,504	22,463	35,145	30,431

Loan loss provisions	–6	–5	–3	–5	–9	–9
	13,635	7,963	21,501	22,458	35,136	30,422

Reference is made to Note 42 ‘Assets not freely disposable’ for restrictions on Loans and advances to banks.

Loans include balances (mainly short-term deposits) with central banks amounting to EUR 3,185 million (2018: EUR 4,713 million).

As at 31 December 2019, Loans include receivables related to securities in reverse repurchase transactions amounting to EUR 8,943 million (2018: EUR 6,686 million) and receivables related to finance lease contracts amounting to EUR 24 million (2018: EUR 51 million). Reference is made to Note 7 ‘Loans and advances to customers’ for information on finance lease receivables.

As at 31 December 2019, all loans and advances to banks are non-subordinated.